Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of EBP, Investment, Fair Value And NAV
At December 31, 2025, the investments held by the Plan within the fair value hierarchy are as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds	$24,669,900	—	—	$24,669,900
Self-directed brokerage accounts	15,163,758	—	—	15,163,758
UBS Stock Fund	2,386,817	—	—	2,386,817
Common Stock	2,024,997	—	—	2,024,997
	$44,245,472	$—	$—	$44,245,472
Investments measured at NAV:
Money market funds(a)				$5,018,055
U.S. equity funds(b)				13,575,164
U.S. bond funds(c)				1,973,599
Total investments, at NAV				$20,566,818
Total investments at fair value				$64,812,290
At December 31, 2024, the investments held by the Plan within the fair value hierarchy are as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds	$20,157,455	—	—	$20,157,455
Self-directed brokerage accounts	13,761,591	—	—	13,761,591
UBS Stock Fund	1,899,275	—	—	1,899,275
Common Stock	1,618,466	—	—	1,618,466
	$37,436,787	$—	$—	$37,436,787
Investments measured at NAV:
Money market funds(a)				$4,829,370
U.S. equity funds(b)				11,771,680
Non-U.S. equity funds(b)				277,092
U.S. bond funds(c)				1,541,042
Total investments, at NAV				$18,419,184
Total investments at fair value				$55,855,971

(a)
Money market funds are designed to protect capital with low-risk investments and include cash, bank notes, corporate notes, government bills, and various short-term debt instruments. These investments are held through collective trust funds.

(b)
Equity common/collective trust funds seek to maintain portfolio diversification and approximate the risk and return characterized by certain equity indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 3 to 15 days.

(c)
U.S. bond common/collective trust funds seek to maintain an overall diversified portfolio whose investment return matches the performance of certain bond indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 15 days.